Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2023 USD ($) Vessel
Vessels Subject to Mortgages [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	10
Net book value | $	$ 270,022
Bareboat Chartered Vessels [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	6
Net book value | $	$ 140,454